Summarised financial information of subsidiaries with material non-controlling interests - Summarised statements of cash flows (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Cash generated from operations	¥ 5,582,000	¥ 100,695,000	¥ 29,864,000
Income tax paid	(6,425,000)	(13,934,000)	(24,970,000)
Net cash used in operating activities	(843,000)	86,761,000	4,894,000
Net cash used in investing activities	(127,368,000)	(114,172,000)	(76,182,000)
Net cash (used in)/generated from financing activities	17,697,000	79,561,000	66,741,000
Net increase/(decrease) in cash and cash equivalents	(110,514,000)	52,150,000	(4,547,000)
Cash and cash equivalents at beginning of the year - Balance sheet	154,490,000	101,886,000
Cash and cash equivalents at end of the year - Balance sheet	44,384,000	154,490,000	101,886,000
Huizhou Pengai
Cash flows from operating activities
Cash generated from operations	3,192,000	5,488,000	8,557,000
Income tax paid	(1,070,000)	(715,000)	(2,801,000)
Net cash used in operating activities	2,122,000	4,773,000	5,756,000
Net cash used in investing activities	(78,000)	(708,000)	(5,986,000)
Net cash (used in)/generated from financing activities	(2,175,000)	(4,285,000)
Net increase/(decrease) in cash and cash equivalents	(131,000)	(220,000)	(230,000)
Cash and cash equivalents at beginning of the year - Balance sheet	427,000	647,000	877,000
Cash and cash equivalents at end of the year - Balance sheet	296,000	427,000	647,000
Shanghai Pengai
Cash flows from operating activities
Cash generated from operations	(2,240,000)	11,170,000	1,083,000
Income tax paid	(444,000)	(436,000)	(1,764,000)
Net cash used in operating activities	(2,684,000)	10,734,000	(681,000)
Net cash used in investing activities	(5,407,000)	(833,000)	(2,124,000)
Net cash (used in)/generated from financing activities	(2,082,000)
Net increase/(decrease) in cash and cash equivalents	(10,173,000)	9,901,000	(2,805,000)
Cash and cash equivalents at beginning of the year - Balance sheet	10,634,000	733,000	3,538,000
Cash and cash equivalents at end of the year - Balance sheet	461,000	10,634,000	733,000
Chongqing Pengai
Cash flows from operating activities
Cash generated from operations	(183,000)	3,280,000	1,695,000
Income tax paid		(349,000)	(48,000)
Net cash used in operating activities	(183,000)	2,931,000	1,647,000
Net cash used in investing activities	4,442,000	(4,487,000)	(909,000)
Net cash (used in)/generated from financing activities	(4,606,000)
Net increase/(decrease) in cash and cash equivalents	(347,000)	(1,556,000)	738,000
Cash and cash equivalents at beginning of the year - Balance sheet	377,000	1,933,000	1,195,000
Cash and cash equivalents at end of the year - Balance sheet	30,000	377,000	1,933,000
Chengdu Yueji
Cash flows from operating activities
Cash generated from operations	(3,782,000)	(1,279,000)	3,363,000
Income tax paid		(347,000)	(1,380,000)
Net cash used in operating activities	(3,782,000)	(1,626,000)	1,983,000
Net cash used in investing activities	4,358,000	(245,000)	(2,007,000)
Net cash (used in)/generated from financing activities	(1,044,000)
Net increase/(decrease) in cash and cash equivalents	(468,000)	(1,871,000)	(24,000)
Cash and cash equivalents at beginning of the year - Balance sheet	496,000	2,367,000	2,391,000
Cash and cash equivalents at end of the year - Balance sheet	28,000	496,000	2,367,000
Pengai Xiuqi
Cash flows from operating activities
Cash generated from operations	7,208,000	4,417,000	19,570,000
Income tax paid			(191,000)
Net cash used in operating activities	7,208,000	4,417,000	19,379,000
Net cash used in investing activities	(4,305,000)	(4,756,000)	(18,853,000)
Net cash (used in)/generated from financing activities	(3,081,000)
Net increase/(decrease) in cash and cash equivalents	(178,000)	(339,000)	526,000
Cash and cash equivalents at beginning of the year - Balance sheet	187,000	526,000
Cash and cash equivalents at end of the year - Balance sheet	9,000	187,000	526,000
Haikou Pengai
Cash flows from operating activities
Cash generated from operations	2,462,000	14,810,000	5,662,000
Income tax paid	(14,000)	(492,000)	(976,000)
Net cash used in operating activities	2,448,000	14,318,000	4,686,000
Net cash used in investing activities	(1,673,000)	(14,437,000)	(5,962,000)
Net cash (used in)/generated from financing activities	(629,000)	(423,000)
Net increase/(decrease) in cash and cash equivalents	146,000	(542,000)	(1,276,000)
Cash and cash equivalents at beginning of the year - Balance sheet	76,000	618,000	1,894,000
Cash and cash equivalents at end of the year - Balance sheet	222,000	76,000	618,000
Shenzhen Yueji
Cash flows from operating activities
Cash generated from operations	1,340,000	3,815,000
Income tax paid	(45,000)	(1,000)
Net cash used in operating activities	1,295,000	3,814,000
Net cash used in investing activities	5,322,000	(3,776,000)
Net cash (used in)/generated from financing activities	(7,423,000)	600,000
Net increase/(decrease) in cash and cash equivalents	(806,000)	638,000
Cash and cash equivalents at beginning of the year - Balance sheet	825,000	825,000	187,000
Cash and cash equivalents at end of the year - Balance sheet	19,000	825,000	825,000
Shenzhen Yuexin
Cash flows from operating activities
Cash generated from operations	4,187,000	3,545,000
Net cash used in operating activities	4,187,000	3,545,000
Net cash used in investing activities	(1,096,000)	(4,266,000)
Net cash (used in)/generated from financing activities	(3,194,000)
Net increase/(decrease) in cash and cash equivalents	(103,000)	(721,000)
Cash and cash equivalents at beginning of the year - Balance sheet	147,000	867,000
Cash and cash equivalents at end of the year - Balance sheet	44,000	147,000	867,000
Nanchang Pengai
Cash flows from operating activities
Cash generated from operations	(351,000)	(221,000)	567,000
Income tax paid		134,000	(456,000)
Net cash used in operating activities	(351,000)	(87,000)	111,000
Net cash used in investing activities	330,000	(1,000)	(7,000)
Net increase/(decrease) in cash and cash equivalents	(21,000)	(88,000)	105,000
Cash and cash equivalents at beginning of the year - Balance sheet	22,000	110,000	5,000
Cash and cash equivalents at end of the year - Balance sheet	1,000	22,000	110,000
Yantai Pengai Jiayan
Cash flows from operating activities
Cash generated from operations	2,544,000	4,278,000	7,072,000
Income tax paid		(35,000)
Net cash used in operating activities	2,544,000	4,243,000	7,072,000
Net cash used in investing activities	(1,848,000)	(3,161,000)	(16,690,000)
Net cash (used in)/generated from financing activities	(1,646,000)		10,000,000
Net increase/(decrease) in cash and cash equivalents	(950,000)	1,082,000	382,000
Cash and cash equivalents at beginning of the year - Balance sheet	1,464,000	382,000
Cash and cash equivalents at end of the year - Balance sheet	514,000	1,464,000	¥ 382,000
Ninghai Pengai
Cash flows from operating activities
Cash generated from operations	(327,000)	1,352,000
Income tax paid	(74,000)
Net cash used in operating activities	(401,000)	1,352,000
Net cash used in investing activities	(46,000)	(3,479,000)
Net cash (used in)/generated from financing activities	(343,000)	3,000,000
Net increase/(decrease) in cash and cash equivalents	(790,000)	873,000
Cash and cash equivalents at beginning of the year - Balance sheet	873,000
Cash and cash equivalents at end of the year - Balance sheet	¥ 83,000	¥ 873,000